Summary of significant accounting policies - Prior period reclassifications (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Reclassification
Provisions		¥ 90,871		¥ 30,716		$ 12,799
Other non-current liabilities				0
Selling, general and administrative expenses		(928,761)	$ (130,813)	(1,310,207)	¥ (607,868)
Change in fair value of an equity security		(22,451)	(3,162)	(16,843)	0
Gains on sale of an equity security		0	0	59,728	0
Gains on deconsolidation of a subsidiary	¥ 71,974	0	0	71,974	10,579
Change in fair value of warrant liabilities		(11,719)	(1,651)	3,245	111,299
Government grants		11,844		59,393	34,507
Foreign currency exchange gains (losses), net		(10,349)		(18,216)	18,315
Other non-operating (expenses) income, net		¥ (9,237)	$ (1,301)	152,791	(47,898)
Before reclassification
Reclassification
Provisions				0
Other non-current liabilities				30,716
Selling and marketing expenses				(86,597)	(82,827)
General and administrative expenses				(1,223,610)	(525,041)
Selling, general and administrative expenses				0	0
Change in fair value of an equity security				(16,843)	0
Gains on sale of an equity security				59,728	0
Gains on deconsolidation of a subsidiary				71,974	10,579
Change in fair value of warrant liabilities				3,245	111,299
Government grants				59,393	34,507
Foreign currency exchange gains (losses), net				¥ (18,216)	¥ 18,315